Discontinued Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Net loss from discontinued operations		$ 265,485	$ (4,801,998)	$ 1,667,699